Shareholder Report, Holdings (Details) - Capital Group International Focus Equity ETF [Member]	May 31, 2025
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.24%
Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.67%
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.45%
Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.86%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.31%
Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.05%
Communication Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.74%
Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.83%
Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.84%
Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.81%
Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%